Contingent Liabilities and Financial Commitments - Tobacco Related Litigation Outside the United States - Additional Information (Details)	Dec. 31, 2021 CLAIM	Dec. 28, 2020 GBP (£)	Dec. 28, 2020 ARS ($)	Feb. 28, 2020 GBP (£)	Feb. 28, 2020 ARS ($)
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	52
BRAZIL
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	23
ITALY
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	11
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	5
ARGENTINA
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	5
Number of claims received unfavourable verdicts	1
Total value of unfavourable verdicts		£ 5,000	$ 685,976
Amount of punitive damages		£ 18,000	$ 2,500,000	£ 18,000	$ 2,500,000
CHILE
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	4
IRELAND
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	2
Two Jurisdictions
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	1